Note 19 - Related Party Transactions (Details Textual) - CAD ($)	3 Months Ended			6 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Statement Line Items [Line Items]
Cash flows used in obtaining control of subsidiaries or other businesses				$ 12,013,000
Filter Group Inc [member]
Statement Line Items [Line Items]
Cash flows used in obtaining control of subsidiaries or other businesses		$ 10.60